UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 19.2%
Capital Markets - 3.8%
BlackRock, Inc.-Class A	94,034	$16,781,308
Franklin Resources, Inc.	91,300	11,591,448
Goldman Sachs Group, Inc. (The)	128,000	17,276,160
State Street Corp.	214,070	8,877,483

		54,526,399

Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	245,360	13,320,594
Wells Fargo & Co.	709,200	19,815,048

		33,135,642

Consumer Finance - 0.6%
Capital One Financial Corp.	176,800	8,472,680

Diversified Financial Services - 5.4%
IntercontinentalExchange, Inc. (a)	166,100	20,480,130
JPMorgan Chase & Co.	1,399,650	56,615,843

		77,095,973

Insurance - 7.1%
ACE Ltd.	389,300	26,075,314
Axis Capital Holdings Ltd.	577,118	18,392,750
Loews Corp.	258,625	10,311,379
MetLife, Inc.	868,128	35,775,555
Travelers Cos., Inc. (The)	218,600	12,051,418

		102,606,416

		275,837,110

Health Care - 18.1%
Biotechnology - 6.7%
Amgen, Inc. (a)	1,046,300	57,232,610
Gilead Sciences, Inc. (a)	900,600	38,149,416

		95,382,026

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	227,600	13,239,492

Health Care Providers & Services - 4.8%
HCA Holdings, Inc. (a)	748,203	19,962,056
UnitedHealth Group, Inc.	967,900	48,036,877

		67,998,933

Life Sciences Tools & Services - 1.2%
Covance, Inc. (a)	302,505	17,318,411

Pharmaceuticals - 4.5%
Abbott Laboratories	242,000	12,419,440
Endo Pharmaceuticals Holdings, Inc. (a)	135,475	5,046,444
Merck & Co., Inc.	766,420	26,157,914
Pfizer, Inc.	1,110,240	21,361,018

		64,984,816

		258,923,678

Company	Shares	U.S. $ Value
Information Technology - 15.0%
Computers & Peripherals - 2.3%
Apple, Inc. (a)	85,300	$33,307,944

IT Services - 3.4%
Accenture PLC	188,268	11,134,169
Amdocs Ltd. (a)	335,300	10,572,009
International Business Machines Corp.	147,900	26,895,615

		48,601,793

Semiconductors & Semiconductor Equipment - 3.0%
Fairchild Semiconductor International, Inc. (a)	504,000	7,565,040
Marvell Technology Group Ltd. (a)	2,395,607	35,502,896

		43,067,936

Software - 6.3%
Activision Blizzard, Inc.	1,155,717	13,683,689
Microsoft Corp.	2,075,720	56,874,728
Oracle Corp.	630,800	19,289,864

		89,848,281

		214,825,954

Energy - 14.3%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	119,400	8,244,570
Oceaneering International, Inc.	311,530	13,458,096

		21,702,666

Oil, Gas & Consumable Fuels - 12.8%
BP PLC (Sponsored ADR)	970,200	44,085,888
Chevron Corp.	532,300	55,369,846
Devon Energy Corp.	275,200	21,658,240
Energen Corp.	204,800	12,044,288
Exxon Mobil Corp.	464,500	37,062,455
Occidental Petroleum Corp.	133,150	13,072,667

		183,293,384

		204,996,050

Industrials - 9.6%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	181,980	9,663,138
L-3 Communications Holdings, Inc.	155,910	12,335,599
Raytheon Co.	772,730	34,564,213

		56,562,950

Construction & Engineering - 0.9%
URS Corp. (a)	299,680	12,235,934

Electrical Equipment - 1.1%
AMETEK, Inc.	260,250	11,060,625
Hubbell, Inc.-Class B	84,800	5,043,056

		16,103,681

Industrial Conglomerates - 1.9%
General Electric Co.	1,483,400	26,567,694

Company	Shares	U.S. $ Value
Machinery - 1.0%
Dover Corp.	161,100	$9,741,717
Joy Global, Inc.	56,740	5,329,021

		15,070,738

Road & Rail - 0.8%
Norfolk Southern Corp.	149,664	11,329,565

		137,870,562

Consumer Discretionary - 8.8%
Auto Components - 0.4%
Autoliv, Inc.	84,700	5,603,752

Household Durables - 0.5%
Harman International Industries, Inc.	189,400	7,879,040

Internet & Catalog Retail - 1.2%
Liberty Media Corp.-Interactive (a)	1,064,300	17,465,163

Leisure Equipment & Products - 0.6%
Mattel, Inc.	317,778	8,471,962

Media - 3.6%
Comcast Corp.-Class A	1,500,350	36,038,407
Interpublic Group of Cos., Inc. (The)	1,081,684	10,611,320
Time Warner, Inc.	154,033	5,415,800

		52,065,527

Multiline Retail - 0.4%
Kohl’s Corp.	100,000	5,471,000

Specialty Retail - 1.7%
GameStop Corp.-Class A (a)	417,500	9,844,650
Lowe’s Cos., Inc.	244,100	5,267,678
TJX Cos., Inc.	163,400	9,036,020

		24,148,348

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	48,100	5,618,080

		126,722,872

Consumer Staples - 8.2%
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	670,224	24,362,642
Kroger Co. (The)	996,358	24,779,424

		49,142,066

Tobacco - 4.8%
Lorillard, Inc.	459,131	48,768,895
Philip Morris International, Inc.	279,400	19,884,898

		68,653,793

		117,795,859

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,245,400	36,440,404
Verizon Communications, Inc.	679,000	23,961,910

		60,402,314

Company	Shares	U.S. $ Value
Utilities - 1.9%
Electric Utilities - 0.6%
Exelon Corp.	202,500	$8,924,175

Multi-Utilities - 1.3%
DTE Energy Co.	108,800	5,422,592
Public Service Enterprise Group, Inc.	410,000	13,427,500

		18,850,092

		27,774,267

Materials - 0.4%
Chemicals - 0.4%
Solutia, Inc. (a)	261,900	5,615,136

Total Common Stocks (cost $1,273,470,374)		1,430,763,802

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (b) (cost $37,234,491)	37,234,491	37,234,491

Total Investments - 102.3% (cost $1,310,704,865) (c)		1,467,998,293
Other assets less liabilities - (2.3)%		(33,387,950)

Net Assets - 100.0%		$1,434,610,343

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $188,714,525 and gross unrealized depreciation of investments was $(31,421,097), resulting in net unrealized appreciation of $157,293,428.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth & Income Fund

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$267,364,430	$8,472,680	$—	$275,837,110
Health Care	258,923,678	—	—	258,923,678
Information Technology	214,825,954	—	—	214,825,954
Energy	204,996,050	—	—	204,996,050
Industrials	137,870,562	—	—	137,870,562
Consumer Discretionary	126,722,872	—	—	126,722,872
Consumer Staples	117,795,859	—	—	117,795,859
Telecommunication Services	60,402,314	—	—	60,402,314
Utilities	27,774,267	—	—	27,774,267
Materials	5,615,136	—	—	5,615,136
Short-Term Investments	37,234,491	—	—	37,234,491

Total Investments in Securities	1,459,525,613	8,472,680	—	1,467,998,293
Other Financial Instruments*	—	—	—	—

Total	$1,459,525,613	$8,472,680	$—	$1,467,998,293

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011